Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 165	$ 121
Regulatory Assets, Long-term	1,419	1,431
Total regulatory assets	1,584	1,552
Deferred income tax regulatory assets
Regulatory Assets [Line Items]
Total regulatory assets	887	862
Pension and post-retirement medical plan
Regulatory Assets [Line Items]
Total regulatory assets	394	380
Deferrals related to derivative instruments
Regulatory Assets [Line Items]
Total regulatory assets	65	81
Cost recovery clauses
Regulatory Assets [Line Items]
Total regulatory assets	49	13
Storm reserve
Regulatory Assets [Line Items]
Total regulatory assets	41	38
Environmental remediations
Regulatory Assets [Line Items]
Total regulatory assets	28	26
Stranded cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	26	27
Demand side management ("DSM") deferral
Regulatory Assets [Line Items]
Total regulatory assets	15	19
Unamortized defeasance costs
Regulatory Assets [Line Items]
Total regulatory assets	13	19
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 66	$ 87